UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:          (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2010

FORM N-Q

Item 1. Schedule of Investments.

Lazard Retirement Series, Inc.
Portfolios of Investments
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard Retirement U.S. Strategic Equity Portfolio

Common Stocks — 98.5%

Aerospace & Defense — 2.5%
Raytheon Co.	3,040	$138,958

Agriculture — 1.4%
Monsanto Co.	980	46,972
The Mosaic Co.	495	29,086

		76,058

Alcohol & Tobacco — 1.9%
Molson Coors Brewing Co., Class
B	2,240	105,773

Automotive — 0.5%
Ford Motor Co. (a)	2,325	28,458

Banking — 5.2%
Bank of America Corp.	3,945	51,719
JPMorgan Chase & Co.	3,310	126,012
Wells Fargo & Co.	4,235	106,425

		284,156

Cable Television — 4.2%
Comcast Corp., Class A	13,505	229,720

Coal — 0.4%
Massey Energy Co.	660	20,473

Commercial Services — 1.2%
Corrections Corp. of America (a)	2,600	64,168

Computer Software — 6.9%
Microsoft Corp.	6,420	157,226
Oracle Corp.	6,135	164,724
Symantec Corp. (a)	3,675	55,750

		377,700

Consumer Products — 5.7%
Avon Products, Inc.	2,555	82,041
Mattel, Inc.	3,455	81,054
Newell Rubbermaid, Inc.	1,700	30,277
Stanley Black & Decker, Inc.	1,000	61,280
The Procter & Gamble Co.	1,015	60,870

		315,522

Energy Exploration & Production — 2.7%
Apache Corp.	549	53,670
Devon Energy Corp.	585	37,873
EQT Corp.	1,585	57,155

		148,698

Energy Integrated — 6.9%
Chevron Corp.	1,120	90,776
ConocoPhillips	5,030	288,873

		379,649

Energy Services — 0.7%
Halliburton Co.	1,210	40,015

Financial Services — 6.4%
Ameriprise Financial, Inc.	2,335	110,516
MasterCard, Inc., Class A	275	61,600
NYSE Euronext	2,105	60,140
State Street Corp.	1,675	63,080
The Goldman Sachs Group, Inc.	400	57,832

		353,168

Food & Beverages — 2.3%
General Mills, Inc.	1,600	58,464
PepsiCo, Inc.	995	66,108

		124,572

Insurance — 1.7%
The Travelers Cos., Inc.	1,800	93,780

Leisure & Entertainment — 2.3%
Apollo Group, Inc., Class A (a)	600	30,810
Darden Restaurants, Inc.	900	38,502
McDonald’s Corp.	740	55,137

		124,449

Manufacturing — 4.5%
Caterpillar, Inc.	740	58,223
Dover Corp.	1,135	59,259
Emerson Electric Co.	855	45,024
Honeywell International, Inc.	1,905	83,706

		246,212

Medical Products — 1.2%
CareFusion Corp. (a)	100	2,484
Medtronic, Inc.	1,845	61,955

		64,439

Metal & Glass Containers — 2.9%
Ball Corp.	2,730	160,660

Metals & Mining — 1.0%
Nucor Corp.	1,390	53,098

Pharmaceutical & Biotechnology — 11.4%
Amgen, Inc. (a)	1,385	76,328
Forest Laboratories, Inc. (a)	1,410	43,611
Gilead Sciences, Inc. (a)	1,430	50,922
Johnson & Johnson	1,730	107,191
Merck & Co., Inc.	1,559	57,387
Pfizer, Inc.	16,995	291,804

		627,243

Refining — 0.9%
Valero Energy Corp.	2,840	49,728

Retail — 10.7%
AutoZone, Inc. (a)	605	138,491
The Gap, Inc.	3,100	57,784
Wal-Mart Stores, Inc.	3,570	191,066
Walgreen Co.	5,980	200,330

		587,671

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard Retirement U.S. Strategic Equity Portfolio (concluded)

Semiconductors & Components — 1.6%
Intel Corp.	4,525	$87,016

Technology — 3.7%
AOL, Inc. (a)	1,090	26,978
eBay, Inc. (a)	3,630	88,572
Google, Inc., Class A (a)	165	86,755

		202,305

Technology Hardware — 6.4%
Cisco Systems, Inc. (a)	4,335	94,937
EMC Corp. (a)	2,185	44,377
International Business Machines
Corp.	1,585	212,612

		351,926

Transportation — 1.3%
Norfolk Southern Corp.	1,210	72,007

Total Common Stocks
(Identified cost $4,857,412)		5,407,622

Preferred Stock — 0.6%

Automotive — 0.6%
Better Place, Inc., Series B
(Identified cost $31,701)	10,567	31,701

Short-Term Investment — 0.9%
State Street Institutional Treasury
Money Market Fund
(Identified cost $47,749)	47,749	47,749

Total Investments — 100.0%
(Identified cost $4,936,862) (b)		$5,487,072
Cash and Other Assets in Excess
of Liabilities — 0.0%		1,767

Net Assets — 100.0%		$5,488,839

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Common Stocks — 93.9%

Automotive — 2.0%
Modine Manufacturing Co. (a)	106,170	$1,377,025
Tenneco, Inc. (a)	44,350	1,284,819

		2,661,844

Banking — 6.9%
City National Corp.	33,063	1,754,653
Home Bancshares, Inc.	42,367	860,898
KeyCorp.	282,600	2,249,496
PacWest Bancorp	124,550	2,373,923
Wintrust Financial Corp.	54,280	1,759,215

		8,998,185

Chemicals — 1.9%
GrafTech International, Ltd. (a)	64,700	1,011,261
Rockwood Holdings, Inc. (a)	41,830	1,316,390
Solutia, Inc. (a)	5,600	89,475

		2,417,126

Commercial Services — 3.2%
Administaff, Inc.	34,600	931,778
Navigant Consulting, Inc. (a)	127,700	1,485,151
Team, Inc. (a)	99,700	1,715,837

		4,132,766

Computer Software — 8.1%
Akamai Technologies, Inc. (a)	31,900	1,600,742
BMC Software, Inc. (a)	44,300	1,793,264
Intuit, Inc. (a)	28,170	1,234,128
Nuance Communications, Inc. (a)	115,200	1,801,728
Quest Software, Inc. (a)	82,700	2,033,593
Red Hat, Inc. (a)	49,650	2,035,650

		10,499,105

Construction & Engineering — 1.8%
Great Lakes Dredge & Dock Co.	169,230	983,226
Quanta Services, Inc. (a)	71,100	1,356,588

		2,339,814

Consumer Products — 7.2%
Central Garden & Pet Co., Class A
(a)	222,662	2,306,778
Mattel, Inc.	63,790	1,496,514
Matthews International Corp.,
Class A	41,980	1,484,413
Newell Rubbermaid, Inc.	77,300	1,376,713
Tempur-Pedic International, Inc.
(a)	36,890	1,143,590
The Middleby Corp. (a)	24,400	1,546,716

		9,354,724

Electric — 1.7%
Northeast Utilities	73,240	2,165,707

Energy Integrated — 3.1%
Cimarex Energy Co.	36,210	2,396,378
James River Coal Co. (a)	92,350	1,618,895

		4,015,273

Energy Services — 2.5%
Helmerich & Payne, Inc.	37,390	1,512,800
Oceaneering International, Inc. (a)	31,820	1,713,825

		3,226,625

Financial Services — 1.8%
FTI Consulting, Inc. (a)	32,800	1,137,832
NYSE Euronext	42,300	1,208,511

		2,346,343

Food & Beverages — 1.1%
Lance, Inc.	65,950	1,404,735

Forest & Paper Products — 2.3%
Rock-Tenn Co., Class A	23,000	1,145,630
Schweitzer-Mauduit International,
Inc.	32,400	1,889,244

		3,034,874

Gas Utilities — 2.8%
New Jersey Resources Corp.	50,900	1,996,298
Piedmont Natural Gas Co., Inc.	57,300	1,661,700

		3,657,998

Health Services — 2.2%
Community Health Systems, Inc.
(a)	49,900	1,545,403
VCA Antech, Inc. (a)	61,100	1,288,599

		2,834,002

Housing — 0.8%
Trex Co., Inc. (a)	53,485	1,019,959

Insurance — 1.5%
Arch Capital Group, Ltd. (a)	23,100	1,935,780

Leisure & Entertainment — 2.0%
Darden Restaurants, Inc.	33,390	1,428,424
Texas Roadhouse, Inc. (a)	88,410	1,243,045

		2,671,469

Manufacturing — 6.8%
Altra Holdings, Inc. (a)	96,930	1,427,779
BE Aerospace, Inc. (a)	42,400	1,285,144
Bucyrus International, Inc.	25,100	1,740,685
FLIR Systems, Inc. (a)	52,540	1,350,278
Generac Holdings, Inc.	67,573	921,696
Gibraltar Industries, Inc. (a)	100,450	902,041
Regal-Beloit Corp.	21,960	1,288,832

		8,916,455

Medical Products — 4.7%
CareFusion Corp. (a)	65,040	1,615,593
Haemonetics Corp. (a)	24,240	1,418,767
Hospira, Inc. (a)	38,970	2,221,680
Life Technologies Corp. (a)	19,300	901,117

		6,157,157

Metal & Glass Containers — 1.8%
Ball Corp.	20,170	1,187,004

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio (concluded)
Owens-Illinois, Inc. (a)	41,010	$1,150,741

		2,337,745

Metals & Mining — 1.1%
Schnitzer Steel Industries, Inc.,
Class A	29,230	1,411,224

Pharmaceutical & Biotechnology — 1.1%
Warner Chilcott PLC, Class A	65,530	1,470,493

Real Estate — 7.9%
Digital Realty Trust, Inc. REIT	27,550	1,699,835
Extra Space Storage, Inc. REIT	121,000	1,940,840
Kilroy Realty Corp. REIT	64,050	2,122,617
The Macerich Co. REIT	49,822	2,139,855
UDR, Inc. REIT	109,800	2,318,976

		10,222,123

Retail — 8.0%
American Eagle Outfitters, Inc.	103,820	1,553,147
Brown Shoe Co., Inc.	135,900	1,558,773
Family Dollar Stores, Inc.	29,570	1,305,811
Iconix Brand Group, Inc. (a)	103,520	1,811,600
Liz Claiborne, Inc. (a)	222,230	1,351,158
The Gymboree Corp. (a)	35,210	1,462,624
Williams-Sonoma, Inc.	44,200	1,401,140

		10,444,253

Semiconductors & Components — 3.2%
CPI International, Inc. (a)	62,245	871,430
FARO Technologies, Inc. (a)	4,900	106,869
ON Semiconductor Corp. (a)	219,100	1,579,711
Xilinx, Inc.	59,000	1,569,990

		4,128,000

Technology — 1.6%
SS&C Technologies Holdings, Inc.	128,200	2,025,560

Technology Hardware — 2.3%
Polycom, Inc. (a)	41,500	1,132,120
Smart Technologies, Inc. Class A
(a)	44,021	596,485
Veeco Instruments, Inc. (a)	35,500	1,237,885

		2,966,490

Transportation — 2.5%
Echo Global Logistics, Inc.	116,060	1,482,086
UTI Worldwide, Inc.	113,326	1,822,282

		3,304,368

Total Common Stocks
(Identified cost $107,836,005)		122,100,197

Preferred Stock — 0.6%

Automotive — 0.6%
Better Place, Inc., Series B
(Identified cost $864,900)	288,300	864,900

Short-Term Investment — 5.1%
State Street Institutional Treasury
Money Market Fund
(Identified cost $6,592,603)	6,592,603	6,592,603

Total Investments — 99.6%
(Identified cost $115,293,508) (b)		$129,557,700
Cash and Other Assets in Excess
of Liabilities — 0.4%		508,341

Net Assets — 100.0%		$130,066,041

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard Retirement International Equity Portfolio

Common Stocks — 100.1%

Australia — 0.9%
QBE Insurance Group, Ltd.	218,600	$3,646,827

Belgium — 2.5%
Anheuser-Busch InBev NV	177,500	10,441,305

Brazil — 3.0%
Banco do Brasil SA	365,942	6,949,005
Cielo SA	654,000	5,693,511

Total Brazil		12,642,516

Canada — 2.3%
Potash Corp. of Saskatchewan,
Inc.	26,800	3,841,707
Rogers Communications, Inc.	160,700	6,014,731

Total Canada		9,856,438

China — 1.6%
Industrial and Commercial Bank of
China, Ltd., Class H	5,647,600	4,207,212
Weichai Power Co., Ltd., Class H	240,000	2,551,925

Total China		6,759,137

Czech Republic — 0.8%
CEZ AS	71,900	3,219,436

Denmark — 1.2%
Novo Nordisk A/S, Class B	50,000	4,961,769

France — 10.2%
BNP Paribas SA	114,980	8,177,466
Danone SA	102,300	6,118,830
Sanofi-Aventis	171,480	11,425,517
Technip SA	55,900	4,495,374
Total SA	126,072	6,497,458
Valeo SA (a)	140,900	6,527,905

Total France		43,242,550

Germany — 4.3%
Bayerische Motoren Werke AG	71,800	5,035,018
SAP AG	88,100	4,357,914
Siemens AG	82,738	8,733,531

Total Germany		18,126,463

Hong Kong — 2.0%
Esprit Holdings, Ltd.	688,436	3,731,060
Kerry Properties, Ltd.	851,000	4,623,063

Total Hong Kong		8,354,123

Ireland — 1.0%
CRH PLC	246,231	4,038,879

Israel — 1.0%
Teva Pharmaceutical Industries,
Ltd., Sponsored ADR	79,700	4,204,175

Italy — 1.7%
Atlantia SpA	239,102	4,954,529
Prysmian SpA	131,950	2,410,404

Total Italy		7,364,933

Japan — 19.4%
Asics Corp.	25,200	266,045
Benesse Holdings, Inc.	81,700	3,934,284
Canon, Inc.	191,400	8,930,319
Daito Trust Construction Co., Ltd.	140,700	8,410,314
eAccess, Ltd.	4,903	3,758,888
Honda Motor Co., Ltd.	208,700	7,407,500
Hoya Corp.	255,500	6,228,348
KDDI Corp.	781	3,737,536
Keyence Corp.	14,700	3,197,796
Kubota Corp.	479,000	4,383,757
Mitsubishi Corp.	176,700	4,193,132
Mitsubishi Estate Co., Ltd.	318,000	5,173,023
Nidec Corp.	49,000	4,355,295
Nintendo Co., Ltd.	14,500	3,623,263
Sumitomo Mitsui Financial Group, Inc.	192,700	5,613,876
Yahoo! Japan Corp.	11,984	4,140,136
Yamada Denki Co., Ltd.	76,380	4,739,439

Total Japan		82,092,951

Mexico — 0.7%
Grupo Televisa SA Sponsored
ADR	148,600	2,811,512

Netherlands — 0.9%
TNT NV	138,587	3,723,786

Norway — 0.8%
Aker Solutions ASA	242,000	3,507,902

Russia — 0.7%
OAO LUKOIL Sponsored ADR	55,500	3,151,790

Singapore — 1.0%
Singapore Telecommunications,
Ltd.	1,807,200	4,316,887

South Korea — 2.2%
Hyundai Mobis	21,100	4,755,711
Samsung Electronics Co., Ltd.
GDR (c)	12,900	4,424,700

Total South Korea		9,180,411

Spain — 2.8%
Amadeus IT Holding SA, A Shares	196,200	3,609,504
Banco Santander SA	634,608	8,060,412

Total Spain		11,669,916

Switzerland — 8.7%
Credit Suisse Group AG	90,100	3,851,015
Julius Baer Group, Ltd.	73,500	2,675,515
Nestle SA	132,640	7,066,304
Novartis AG	193,500	11,096,245
Roche Holding AG	33,500	4,575,078
UBS AG (a)	444,060	7,537,700

Total Switzerland		36,801,857

Turkey — 1.0%
Turkiye Garanti Bankasi AS ADR	766,200	4,405,650

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard Retirement International Equity Portfolio (concluded)

United Kingdom — 29.4%
AMEC PLC	151,200	$2,341,947
BAE Systems PLC	770,500	4,143,124
BG Group PLC	243,600	4,280,176
BHP Billiton PLC	227,600	7,240,118
British Airways PLC (a)	660,000	2,517,335
British American Tobacco PLC	119,540	4,458,962
GlaxoSmithKline PLC	398,000	7,843,359
HSBC Holdings PLC	819,091	8,299,277
Informa PLC	964,924	6,349,680
International Power PLC	818,000	4,985,783
Lloyds Banking Group PLC (a)	6,368,778	7,415,491
Prudential PLC	1,017,230	10,171,054
Royal Dutch Shell PLC, A Shares	304,200	9,155,943
Standard Chartered PLC	247,500	7,099,444
Tullow Oil PLC	231,400	4,631,068
Unilever PLC	307,600	8,895,871
Vodafone Group PLC	1,806,341	4,457,838
William Morrison Supermarkets
PLC	1,288,200	5,983,882
WPP PLC	479,600	5,307,727
Xstrata PLC	453,100	8,669,414

Total United Kingdom		124,247,493

Total Common Stocks
(Identified cost $378,974,891)		422,768,706

Short-Term Investment — 3.9%
State Street Institutional Treasury
Money Market Fund
(Identified cost $16,571,396)	16,571,396	16,571,396

Total Investments — 104.0%
(Identified cost $395,546,287) (b)		$439,340,102
Liabilities in Excess of Cash and
Other Assets — (4.0)%		(17,020,477)

Net Assets — 100.0%		$422,319,625

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard Retirement Emerging Markets Equity Portfolio

Common Stocks — 92.3%

Brazil — 18.0%
Banco do Brasil SA	1,588,266	$30,160,158
Cielo SA	2,282,600	19,871,571
Companhia de Concessoes
Rodoviarias	237,100	6,116,675
Companhia Energetica de Minas
Gerais SA Sponsored ADR	557,510	9,137,589
Companhia Siderurgica Nacional
SA Sponsored ADR	534,300	9,441,081
Natura Cosmeticos SA	385,200	10,358,511
Redecard SA	1,247,057	19,347,072
Souza Cruz SA	195,711	9,780,923
Vale SA Sponsored ADR	790,200	24,709,554

Total Brazil		138,923,134

Canada — 1.4%
First Quantum Minerals, Ltd.	145,200	11,042,764

China — 2.2%
China Construction Bank Corp.,
Class H	8,522,000	7,468,839
NetEase.com, Inc. Sponsored
ADR (a)	207,100	8,168,024
Weichai Power Co., Ltd., Class H	120,000	1,275,962

Total China		16,912,825

Egypt — 3.2%
Commercial International Bank	1,181,856	8,822,920
Eastern Co.	156,184	3,484,168
Egyptian Company for Mobile
Services	108,277	3,440,595
Orascom Construction Industries	213,344	9,361,578

Total Egypt		25,109,261

France — 0.7%
CFAO SA	127,692	5,083,024

Hong Kong — 0.2%
Shougang Concord International
Enterprises Co., Ltd. (a)	10,565,000	1,933,573

Hungary — 1.1%
OTP Bank Nyrt (a)	310,163	8,142,820

India — 4.7%
Bank of India	734,848	8,471,153
Infosys Technologies, Ltd.
Sponsored ADR	82,300	5,539,613
Jindal Steel & Power, Ltd.	359,020	5,660,747
Punjab National Bank, Ltd.	568,547	16,396,574

Total India		36,068,087

Indonesia — 5.6%
PT Bank Mandiri Tbk	8,587,600	6,927,812
PT Semen Gresik (Persero) Tbk	6,676,900	7,406,309
PT Tambang Batubara Bukit Asam
Tbk	2,577,000	5,615,983
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	387,600	16,004,004
PT United Tractors Tbk	3,106,050	7,116,944

Total Indonesia		43,071,052

Israel — 0.6%
Israel Chemicals, Ltd.	346,745	4,891,214

Malaysia — 0.6%
British American Tobacco
Malaysia Berhad	294,600	4,626,566

Mexico — 6.3%
America Movil SAB de CV ADR,
Series L	211,200	11,263,296
Desarrolladora Homex SAB de CV
ADR (a)	159,390	5,159,454
Fomento Economico Mexicano
SAB de CV Sponsored ADR	183,790	9,323,667
Grupo Mexico SAB de CV, Series
B	3,442,654	9,922,287
Grupo Televisa SA Sponsored
ADR	415,100	7,853,692
Kimberly-Clark de Mexico SAB de
CV, Series A	814,500	5,225,691

Total Mexico		48,748,087

Pakistan — 1.1%
Oil & Gas Development Co., Ltd.	2,137,300	3,626,363
Pakistan Petroleum, Ltd.	2,280,044	4,547,668

Total Pakistan		8,174,031

Philippines — 1.9%
Philippine Long Distance
Telephone Co. Sponsored ADR	249,100	14,911,126

Russia — 6.1%
Magnit OJSC Sponsored GDR (c)	268,775	6,773,130
Mobile TeleSystems Sponsored
ADR	457,600	9,714,848
OAO LUKOIL Sponsored ADR	194,200	11,029,855
Oriflame Cosmetics SA SDR	114,045	7,327,941
TNK-BP Holding	2,552,827	5,616,219
Uralkali Sponsored GDR	314,752	6,908,807

Total Russia		47,370,800

South Africa — 11.1%
Kumba Iron Ore, Ltd.	243,206	12,663,355
Massmart Holdings, Ltd.	349,086	7,402,161
Murray & Roberts Holdings, Ltd.	1,499,514	9,659,363
Nedbank Group, Ltd.	344,988	7,299,922
Pretoria Portland Cement Co., Ltd.	1,559,256	7,149,503
Sanlam, Ltd.	3,062,419	11,555,055
Shoprite Holdings, Ltd.	487,293	6,917,635
Standard Bank Group, Ltd.	465,685	7,415,951
Tiger Brands, Ltd.	275,941	7,505,959
Truworths International, Ltd.	821,527	8,250,334

Total South Africa		85,819,238

South Korea — 11.2%
Hite Brewery Co., Ltd.	36,195	4,031,366
Hyundai Mobis	28,811	6,493,687
Korea Life Insurance Co., Ltd.	1,333,432	8,922,680

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Lazard Retirement Emerging Markets Equity Portfolio (concluded)
KT&G Corp.	226,410	$13,502,197
NHN Corp. (a)	78,171	13,436,980
Samsung Electronics Co., Ltd.
GDR (c)	39,076	13,403,068
Shinhan Financial Group Co., Ltd.	459,476	17,589,237
Woongjin Coway Co., Ltd.	242,796	9,454,192

Total South Korea		86,833,407

Taiwan — 6.7%
Advanced Semiconductor
Engineering, Inc.	6,174,515	4,990,365
Delta Electronics, Inc.	593,000	2,477,042
Hon Hai Precision Industry Co.,
Ltd.	3,009,959	11,320,525
HTC Corp.	377,385	8,564,440
MediaTek, Inc.	452,675	6,360,909
Taiwan Semiconductor
Manufacturing Co., Ltd.	9,122,642	18,104,246

Total Taiwan		51,817,527

Thailand — 1.9%
Banpu Public Co., Ltd.	318,000	7,543,987
Kasikornbank Public Co., Ltd.	1,843,900	7,533,562

Total Thailand		15,077,549

Turkey — 7.7%
Akbank TAS	1,639,173	10,028,468
Koc Holding AS	1,804,087	8,605,441
Turkcell Iletisim Hizmetleri AS	2,561,157	17,262,646
Turkiye Is Bankasi AS, C Shares	5,535,462	23,533,989

Total Turkey		59,430,544

Total Common Stocks
(Identified cost $565,147,664)		713,986,629

Preferred Stocks — 3.2%

Brazil — 3.2%
Eletropaulo Metropolitana SA, B
Shares	98,400	1,756,312
Ultrapar Participacoes SA	102,300	6,154,929
Usinas Siderurgicas de Minas
Gerais SA, A Shares	1,162,000	15,589,480
Vale Fertilizantes SA (a)	131,200	1,380,236

Total Brazil		24,880,957

Total Preferred Stocks
(Identified cost $22,509,068)		24,880,957

Short-Term Investment — 4.7%
State Street Institutional Treasury
Money Market Fund
(Identified cost $36,813,335)	36,813,335	36,813,335

Total Investments — 100.2%
(Identified cost $624,470,067) (b)		$775,680,921

Liabilities in Excess of Cash and
Other Assets — (0.2)%		(1,842,106)

Net Assets — 100.0%		$773,838,815

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

Retirement U.S. Strategic Equity	$4,936,862	$647,947	$97,737	$550,210
Retirement U.S. Small-Mid Cap Equity	115,293,508	16,464,408	2,200,216	14,264,192
Retirement International Equity	395,546,287	53,908,327	10,114,512	43,793,815
Retirement Emerging Markets Equity	624,470,067	156,546,573	5,335,719	151,210,854

(c)

Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2010, these securities amounted to 1.0% and 2.6% of net assets of Lazard Retirement International Equity Portfolio and Lazard Retirement Emerging Markets Equity Portfolio, respectively, and are considered to be liquid.

Security Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

Industry	Lazard Retirement International Equity Portfolio	Lazard Retirement Emerging Markets Equity Portfolio

Agriculture	0.9%	1.7%
Alcohol & Tobacco	3.5	4.6
Automotive	4.5	—
Banking	14.1	18.4
Building Materials	—	0.9
Commercial Services	4.5	3.2
Computer Software	1.0	2.8
Construction & Engineering	0.6	2.5
Consumer Products	0.9	3.5
Diversified	—	1.1
Electric	1.9	1.4
Energy Exploration & Production	1.1	1.0
Energy Integrated	5.5	3.8
Energy Services	1.9	—
Financial Services	3.5	6.3
Food & Beverages	5.2	2.2
Forest & Paper Products	—	0.7
Gas Utilities	—	0.8
Housing	2.9	1.6
Insurance	3.3	1.1
Leisure & Entertainment	3.1	1.0
Manufacturing	7.1	2.2
Metals & Mining	3.8	11.5
Pharmaceutical & Biotechnology	10.4	—
Real Estate	2.3	—
Retail	3.5	3.8
Semiconductors & Components	4.6	5.9
Technology	2.0	0.7
Technology Hardware	—	2.6
Telecommunications	5.3	9.4
Transportation	2.7	0.8

Subtotal	100.1	95.5
Short-Term Investments	3.9	4.7
Total Investments	104.0%	100.2%

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2010 (unaudited)

Valuation of Investments:

Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Lazard Retirement Series, Inc. (the “Fund”) values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Except as described below, securities listed on foreign exchanges are valued at the last reported sales price; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”). The Valuation Committee of Lazard Asset Management, LLC (the “Investment Manager”) may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. The fair value of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different than the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Lazard Retirement Series, Inc.
Portfolios of Investments (concluded)
September 30, 2010 (unaudited)

Fair Value Measurements:

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America (“GAAP”) also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolios’ investments by each fair value hierarchy level as of September 30, 2010:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2010

U.S. Strategic Equity Portfolio

Common Stocks	$5,407,622	$—	$—	$5,407,622
Preferred Stock	—	—	31,701	31,701
Short-Term Investment	—	47,749	—	47,749

Total	$5,407,622	$47,749	$31,701	$5,487,072

U.S. Small-Mid Cap Equity Portfolio

Common Stocks	$122,100,197	$—	$—	$122,100,197
Preferred Stock	—	—	864,900	864,900
Short-Term Investment	—	6,592,603	—	6,592,603

Total	$122,100,197	$6,592,603	$864,900	$129,557,700

International Equity Portfolio

Common Stocks	$422,768,706	$—	$—	$422,768,706
Short-Term Investment	—	16,571,396	—	16,571,396

Total	$422,768,706	$16,571,396	$—	$439,340,102

Emerging Markets Equity Portfolio

Common Stocks	$713,986,629	$—	$—	$713,986,629
Preferred Stocks	24,880,957	—	—	24,880,957
Short-Term Investment	—	36,813,335	—	36,813,335

Total	$738,867,586	$36,813,335	$—	$775,680,921

For the period ended September 30, 2010, as a result of the fair value pricing procedures for international equities utilized by the Portfolios, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended September 30, 2010:

Description	Balance as of December 31, 2009	Accrued Discounts	Realized Gain	Change in Unrealized Appreciation	Purchases	Sales	Net Transfers Into Level 3	Net Transfers Out of Level 3	Balance as of September 30, 2010	Net Change in Unrealized Appreciation from Investments Still Held at September 30, 2010

U.S. Strategic Equity Portfolio
Preferred Stock	$-	$-	$-	$-	$31,701	$-	$-	$-	$31,701	$-

Total	$-	$-	$-	$-	$31,701	$-	$-	$-	$31,701	$-

U.S. Small-Mid Cap Equity Portfolio
Preferred Stock	$-	$-	$-	$-	$864,900	$-	$-	$-	$864,900	$-

Total	$-	$-	$-	$-	$864,900	$-	$-	$-	$864,900	$-

Effective March 31, 2010, the Portfolios adopted Financial Accounting Standards Board Accounting Standards Update (ASU) 2010-06, Fair Value Measurements and Disclosures (Topic 820). The ASU amends GAAP to add new requirements for disclosures about transfers into and out of Levels 1 and 2 of the fair value hierarchy. It also clarifies existing fair value disclosure about the level of disaggregation and about inputs and valuation techniques used to measure fair value for investments that fall in either Levels 2 or 3 fair value hierarchy. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1, 2, and 3 during the period ended September 30, 2010.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2010

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	November 29, 2010